Deferred Charges (Details) - Schedule of deferred charges - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Gross Carrying Amount [Member]
Deferred Charges (Details) - Schedule of deferred charges [Line Items]
Leasing brokerage commissions	$ 5,649,633	$ 5,266,672
Professional fees for leasing	127,810	127,810
Total	5,777,443	5,394,482
Accumulated Amortization [Member]
Deferred Charges (Details) - Schedule of deferred charges [Line Items]
Leasing brokerage commissions	2,077,445	1,579,460
Professional fees for leasing	85,358	75,779
Total	$ 2,162,803	$ 1,655,239